Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail)	12 Months Ended
	Mar. 01, 2014
Minimum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2009	[1]
Minimum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2012	[2]
Minimum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2011
Maximum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2014	[1]
Maximum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2014	[2]
Maximum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2014

[1]	Includes federal as well as provincial and state jurisdictions, as applicable.
[2]	Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2010 through fiscal 2014.